Accounts Receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts receivable, net
Subtotal			¥ 2,380,127		¥ 4,928,418
Less: allowance for doubtful debts			(46,209)		(124,891)
Total	$ 738,289		2,333,918		4,803,527
Allowance for doubtful accounts:
Provision for allowance during the year	$ (20,113)	¥ (130,862)	(57,743)	¥ (11,884)
Accounts Receivable, net
Allowance for doubtful accounts:
Balance at beginning of the year		(46,209)
Provision for allowance during the year		(111,183)	(53,316)
Write-offs for doubtful accounts		32,501	7,107
Balance at end of the year		¥ (124,891)	(46,209)
Other trade receivables
Accounts receivable, net
Subtotal			2,165,639		4,611,930
Repayment terms	18	18
Collateralized accounts receivables					1,000,000
Delivery service providers
Accounts receivable, net
Subtotal			209,340		298,124
Other receivables
Accounts receivable, net
Subtotal			¥ 5,148		¥ 18,364